UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Pamela H. Conroy
Title:         Senior Vice President
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Pamela H. Conroy    Chicago, Illinois       8-7-03
---------------------  -------------------   --------------
    (Signature)           (City/State)           (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          70

Form 13F Information Table Value Total: $11,099,388 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None




                           FORM 13F INFORMATION TABLE
   INSTITUTIONAL CAPITAL
        CORPORATION
FORM 13F
30-Jun-03
                                                                                         Voting Authority
                                                                                       --------------------
                                Title
                                  of             Value    Shares/  Sh/ Put/ Invsmt Otr
Name of Issuer                  class   CUSIP   (x$1000)  Prn Amt  Prn Call Dscrtn Mgr    Sole   Shrd  None
----------------------           ----  -------- --------  -------- --- ----  ----- ---  -------- ---- ------
ABN Amro Holding ADR             COM  000937102   7,684    402,500 SH        Sole        402,500
Accenture Ltd.                   COM  G1150G111 114,294  6,318,086 SH        Sole      5,777,386      540,700
Air Products and Chemicals Inc.  COM  009158106 178,573  4,292,601 SH        Sole      3,926,251      366,350
Alcan Inc.                       COM  013716105  27,692    885,000 SH        Sole        804,300       80,700
American International Group     COM  026874107 317,368  5,751,500 SH        Sole      5,260,800      490,700
Anthem Inc.                      COM  03674B104 106,544  1,380,996 SH        Sole      1,262,946      118,050
Aventis ADR                      COM  053561106   4,764     87,100 SH        Sole         87,100
BHP Billiton PLC                 COM   0056650    7,743  1,471,000 SH        Sole      1,471,000
BNP Paribas ADR                  COM  05565A202   4,959    195,200 SH        Sole        195,200
BP Plc                           COM  055622104  13,438    319,800 SH        Sole        319,800
Bank of America Corp.            COM  060505104 493,369  6,242,807 SH        Sole      5,726,382      516,425
BellSouth Corp.                  COM  079860102 276,992 10,401,523 SH        Sole      9,482,923      918,600
Carnival Cruise Lines Inc.       COM  143658300  99,915  3,073,352 SH        Sole      2,809,202      264,150
Caterpillar Inc.                 COM  149123101 145,429  2,612,812 SH        Sole      2,395,912      216,900
Cendant Corp.                    COM  151313103 329,157 17,967,113 SH        Sole     16,404,463    1,562,650
Citigroup Inc.                   COM  172967101 513,404 11,995,430 SH        Sole     10,968,978    1,026,452
Clear Channel Communications     COM  184502102 254,978  6,015,044 SH        Sole      5,496,144      518,900
Clorox Co.                       COM  189054109 144,405  3,385,806 SH        Sole      3,104,156      281,650
Comcast Corp Cl A                COM  20030N101 297,178  9,846,845 SH        Sole      9,023,407      823,438
ConocoPhillips                   COM  20825C104 290,916  5,308,693 SH        Sole      4,857,630      451,063
Deutsche Telekom AG Sponsored    COM  251566105   4,522    297,500 SH        Sole        297,500
Diageo PLC ADR                   COM  25243Q205 355,235  8,117,806 SH        Sole      7,449,156      668,650
DuPont (EI) DeNemours            COM  263534109 158,710  3,811,487 SH        Sole      3,494,187      317,300
Encana Corp.                     COM  292505104 239,413  6,239,590 SH        Sole      5,706,309      533,281
Entergy Corp.                    COM  29364G103 239,727  4,541,992 SH        Sole      4,160,592      381,400
Estee Lauder Companies Inc.      COM  518439104  48,225  1,438,273 SH        Sole      1,315,323      122,950
Exxon Mobil Corporation          COM  30231G102 111,945  3,117,373 SH        Sole      2,858,073      259,300
Fannie Mae                       COM  313586109  97,654  1,448,009 SH        Sole      1,326,109      121,900
FirstEnergy Corp.                COM  337932107 164,586  4,280,523 SH        Sole      3,911,173      369,350
Fortis - Sponsored ADR           COM  34956J309   7,480    434,316 SH        Sole        434,316
Gannett Inc.                     COM  364730101 186,091  2,422,744 SH        Sole      2,210,324      212,420
General Electric Co.             COM  369604103 320,728 11,182,989 SH        Sole     10,225,103      957,886
Goldman Sachs Group Inc          COM  38141G104 196,136  2,341,919 SH        Sole      2,146,419      195,500
Groupe Bruxelles Lambert SA Or   COM   7097328   12,295    271,776 SH        Sole        271,776
HCA Inc.                         COM  404119109 258,332  8,062,804 SH        Sole      7,409,554      653,250
Hewlett Packard Co.              COM  428236103 240,209 11,277,433 SH        Sole     10,315,015      962,418
ING Groep N V ADR                COM  456837103   7,662    437,100 SH        Sole        437,100
Investor AB Ord Shrs             COM   5679591    7,639  1,045,400 SH        Sole      1,045,400
Johnson Controls Inc.            COM  478366107  94,964  1,109,391 SH        Sole      1,015,941       93,450
Koninklijke Philips Electronic   COM  500472303 275,299 14,406,006 SH        Sole     13,200,891    1,205,115
Liberty Media Corp Class A       COM  530718105 393,305 34,022,938 SH        Sole     31,161,038    2,861,900
Lowes Cos. Inc.                  COM  548661107 174,554  4,064,116 SH        Sole      3,712,066      352,050
McKesson Corp.                   COM  58155Q103  44,935  1,257,272 SH        Sole      1,147,522      109,750
MetLife Inc.                     COM  59156R108 253,629  8,955,825 SH        Sole      8,187,525      768,300
Nestle SA Sponsored Reg ADR      COM  641069406   7,440    144,250 SH        Sole        144,250
Noble Corp.                      COM  G65422100  91,881  2,678,754 SH        Sole      2,450,754      228,000
Nokia Corporation ADR            COM  654902204 144,383  8,787,793 SH        Sole      8,069,743      718,050
Northrop Grumman Corp.           COM  666807102 191,613  2,220,574 SH        Sole      2,049,744      170,830
Novartis AG Sponsored ADR        COM  66987V109   6,919    173,800 SH        Sole        173,800
Occidental Petroleum             COM  674599105 216,789  6,461,683 SH        Sole      5,841,833      619,850
Pearson PLC Ord Shrs             COM   0677608    3,437    368,000 SH        Sole        368,000
Pepsico Inc.                     COM  713448108 344,339  7,737,948 SH        Sole      7,066,278      671,670
Pfizer Inc.                      COM  717081103 364,743 10,680,641 SH        Sole      9,770,841      909,800
Public Service Enterprise Grou   COM  744573106 173,611  4,109,123 SH        Sole      3,750,323      358,800
Rank Group PLC Ord Shrs          COM   0724076    5,069  1,233,700 SH        Sole      1,233,700
Roche Holdings Ltd Sponsored A   COM  771195104   6,894     87,900 SH        Sole         87,900
Royal Bank of Scotland Group O   COM   0754783    7,356    262,200 SH        Sole        262,200
SPX Corp.                        COM  784635104     441     10,011 SH        Sole         10,011
Target Corp.                     COM  87612E106 298,422  7,886,397 SH        Sole      7,212,423      673,974
Tesco PLC Ord Shrs               COM   0884709    6,880  1,901,700 SH        Sole      1,901,700
Total S.A. ADR                   COM  89151E109   6,777     89,400 SH        Sole         89,400
Travelers Property Casualty Cl   COM  89420G109 254,506 16,006,676 SH        Sole     14,617,386    1,389,290
Tyco International Ltd.          COM  902124106 105,162  5,540,684 SH        Sole      5,063,084      477,600
UBS AG ADR                       COM  H8920M855   6,548    118,200 SH        Sole        118,200
Union Pacific Corp.              COM  907818108 221,305  3,814,284 SH        Sole      3,485,384      328,900
United Technologies              COM  913017109 165,312  2,333,933 SH        Sole      2,134,322      199,611
Verizon Communications Inc.      COM  92343V104 285,090  7,226,620 SH        Sole      6,612,903      613,717
Vodafone Group PLC ADR           COM  92857W100   6,524    332,000 SH        Sole        332,000
Wells Fargo and Co.              COM  949746101 352,385  6,991,768 SH        Sole      6,363,018      628,750
Wyeth                            COM  983024100 303,485  6,662,665 SH        Sole      6,124,615      538,050

REPORT SUMMARY                    70         11,099,388